Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Allowance for Loan Losses) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	$ 8,185
Balance at beginning of period	7,136
Total Allowance, including off-balance sheet instruments, at end of period	9,137	$ 8,185
Less: Total Allowance for off-balance sheet instruments	1,043	1,049
Total Allowance for Loan Losses at end of period	8,094	7,136
Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	403	323
Net remeasurement due to transfers into stage	(8)	(5)
New originations or purchases	32	49
Net repayments	(4)	(7)
Derecognition of financial assets (excluding disposals and write-offs)	(69)	(46)
Changes to risk, parameters, and models	15	94
Disposals	0	0
Write-offs	(8)	(10)
Recoveries	1	3
Foreign exchange and other adjustments	3	2
Total Allowance for Loan Losses at end of period	365	403
Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,895	1,704
Balance at beginning of period	1,809
Net remeasurement due to transfers into stage	42	24
New originations or purchases	359	415
Net repayments	(187)	(156)
Derecognition of financial assets (excluding disposals and write-offs)	(228)	(224)
Changes to risk, parameters, and models	1,421	929
Disposals	0	0
Write-offs	(1,496)	(1,104)
Recoveries	323	298
Foreign exchange and other adjustments	4	9
Total Allowance, including off-balance sheet instruments, at end of period	2,133	1,895
Less: Total Allowance for off-balance sheet instruments	84	86
Total Allowance for Loan Losses at end of period	2,049	1,809
Consumer instalment and other personal [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Credit Card 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	2,577	2,352
Balance at beginning of period	1,934
Net remeasurement due to transfers into stage	26	(16)
New originations or purchases	153	194
Net repayments	101	138
Derecognition of financial assets (excluding disposals and write-offs)	(493)	(382)
Changes to risk, parameters, and models	1,889	1,393
Disposals	0	0
Write-offs	1,880	1,425
Recoveries	319	288
Foreign exchange and other adjustments	7	35
Total Allowance, including off-balance sheet instruments, at end of period	2,699	2,577
Less: Total Allowance for off-balance sheet instruments	602	643
Total Allowance for Loan Losses at end of period	2,097	1,934
Credit Card 1 [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Credit Card 1 [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Credit Card 1 [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	3,310	2,984
Balance at beginning of period	2,990
Net remeasurement due to transfers into stage	85	15
New originations or purchases	1,165	1,258
Net repayments	(117)	(135)
Derecognition of financial assets (excluding disposals and write-offs)	(1,591)	(1,700)
Changes to risk, parameters, and models	1,662	1,095
Disposals	(39)	0
Write-offs	600	307
Recoveries	64	46
Foreign exchange and other adjustments	1	54
Total Allowance, including off-balance sheet instruments, at end of period	3,940	3,310
Less: Total Allowance for off-balance sheet instruments	357	320
Total Allowance for Loan Losses at end of period	3,583	2,990
Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	0
Stage 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	3,149
Balance at beginning of period	2,673
Total Allowance, including off-balance sheet instruments, at end of period	2,909	3,149
Less: Total Allowance for off-balance sheet instruments	439	476
Total Allowance for Loan Losses at end of period	2,470	2,673
Stage 1 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	154	127
Net remeasurement due to transfers into stage	(30)	(23)
New originations or purchases	32	49
Net repayments	(4)	(4)
Derecognition of financial assets (excluding disposals and write-offs)	(7)	(9)
Changes to risk, parameters, and models	(135)	(78)
Disposals	0	0
Write-offs	0	0
Recoveries	0	0
Foreign exchange and other adjustments	(1)	1
Total Allowance for Loan Losses at end of period	116	154
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	137	123
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(30)	(30)
Stage 1 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	0	(2)
Stage 1 [member] | Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	688	654
Balance at beginning of period	653
Net remeasurement due to transfers into stage	(267)	(208)
New originations or purchases	359	415
Net repayments	(76)	(63)
Derecognition of financial assets (excluding disposals and write-offs)	(74)	(76)
Changes to risk, parameters, and models	(286)	(416)
Disposals	0	0
Write-offs	0	0
Recoveries	0	0
Foreign exchange and other adjustments	2	4
Total Allowance, including off-balance sheet instruments, at end of period	696	688
Less: Total Allowance for off-balance sheet instruments	29	35
Total Allowance for Loan Losses at end of period	667	653
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	607	594
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(246)	(207)
Stage 1 [member] | Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(11)	(9)
Stage 1 [member] | Credit Card 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	988	954
Balance at beginning of period	709
Net remeasurement due to transfers into stage	(476)	(513)
New originations or purchases	153	194
Net repayments	25	74
Derecognition of financial assets (excluding disposals and write-offs)	(55)	(43)
Changes to risk, parameters, and models	(432)	(489)
Disposals	0	0
Write-offs	0	0
Recoveries	0	0
Foreign exchange and other adjustments	1	13
Total Allowance, including off-balance sheet instruments, at end of period	947	988
Less: Total Allowance for off-balance sheet instruments	243	279
Total Allowance for Loan Losses at end of period	704	709
Stage 1 [member] | Credit Card 1 [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	1,087	1,134
Stage 1 [member] | Credit Card 1 [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(323)	(317)
Stage 1 [member] | Credit Card 1 [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(21)	(19)
Stage 1 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,319	1,220
Balance at beginning of period	1,157
Net remeasurement due to transfers into stage	(86)	(102)
New originations or purchases	1,165	1,258
Net repayments	20	41
Derecognition of financial assets (excluding disposals and write-offs)	(683)	(715)
Changes to risk, parameters, and models	(271)	(178)
Disposals	0	0
Write-offs	0	0
Recoveries	0	0
Foreign exchange and other adjustments	7	30
Total Allowance, including off-balance sheet instruments, at end of period	1,150	1,319
Less: Total Allowance for off-balance sheet instruments	167	162
Total Allowance for Loan Losses at end of period	983	1,157
Stage 1 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	266	346
Stage 1 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(568)	(570)
Stage 1 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(19)	(11)
Stage 2 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	4,000
Balance at beginning of period	3,435
Total Allowance, including off-balance sheet instruments, at end of period	4,675	4,000
Less: Total Allowance for off-balance sheet instruments	593	565
Total Allowance for Loan Losses at end of period	4,082	3,435
Stage 2 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	192	140
Net remeasurement due to transfers into stage	22	18
Net repayments	0	(3)
Derecognition of financial assets (excluding disposals and write-offs)	(27)	(23)
Changes to risk, parameters, and models	114	156
Disposals	0	0
Write-offs	0	0
Recoveries	0	0
Foreign exchange and other adjustments	1	0
Total Allowance for Loan Losses at end of period	189	192
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(133)	(120)
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	52	47
Stage 2 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(32)	(23)
Stage 2 [member] | Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,010	896
Balance at beginning of period	959
Net remeasurement due to transfers into stage	300	223
Net repayments	(95)	(81)
Derecognition of financial assets (excluding disposals and write-offs)	(104)	(97)
Changes to risk, parameters, and models	590	575
Disposals	0	0
Write-offs	0	0
Recoveries	0	0
Foreign exchange and other adjustments	2	4
Total Allowance, including off-balance sheet instruments, at end of period	1,175	1,010
Less: Total Allowance for off-balance sheet instruments	55	51
Total Allowance for Loan Losses at end of period	1,120	959
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(603)	(589)
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	329	276
Stage 2 [member] | Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(254)	(197)
Stage 2 [member] | Credit Card 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,277	1,191
Balance at beginning of period	913
Net remeasurement due to transfers into stage	477	476
Net repayments	11	7
Derecognition of financial assets (excluding disposals and write-offs)	(71)	(75)
Changes to risk, parameters, and models	1,204	1,111
Disposals	0	0
Write-offs	0	0
Recoveries	0	0
Foreign exchange and other adjustments	4	15
Total Allowance, including off-balance sheet instruments, at end of period	1,374	1,277
Less: Total Allowance for off-balance sheet instruments	359	364
Total Allowance for Loan Losses at end of period	1,015	913
Stage 2 [member] | Credit Card 1 [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(1,051)	(1,108)
Stage 2 [member] | Credit Card 1 [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	404	375
Stage 2 [member] | Credit Card 1 [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(881)	(715)
Stage 2 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,521	1,417
Balance at beginning of period	1,371
Net remeasurement due to transfers into stage	158	115
Net repayments	(60)	(76)
Derecognition of financial assets (excluding disposals and write-offs)	(611)	(587)
Changes to risk, parameters, and models	917	585
Disposals	0	0
Write-offs	0	0
Recoveries	0	0
Foreign exchange and other adjustments	43	36
Total Allowance, including off-balance sheet instruments, at end of period	1,937	1,521
Less: Total Allowance for off-balance sheet instruments	179	150
Total Allowance for Loan Losses at end of period	1,758	1,371
Stage 2 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(265)	(344)
Stage 2 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	584	583
Stage 2 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	(350)	(208)
Stage 3 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	1,036
Balance at beginning of period	1,028
Total Allowance, including off-balance sheet instruments, at end of period	1,553	1,036
Less: Total Allowance for off-balance sheet instruments	11	8
Total Allowance for Loan Losses at end of period	1,542	1,028
Stage 3 [member] | Residential mortgages [member]
IFRS Statement [Line Items]
Balance at beginning of period	57	56
Net remeasurement due to transfers into stage	0	0
Net repayments	0	0
Derecognition of financial assets (excluding disposals and write-offs)	(35)	(14)
Changes to risk, parameters, and models	36	16
Disposals	0	0
Write-offs	(8)	(10)
Recoveries	1	3
Foreign exchange and other adjustments	3	1
Total Allowance for Loan Losses at end of period	60	57
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(4)	(3)
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(22)	(17)
Stage 3 [member] | Residential mortgages [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	32	25
Stage 3 [member] | Consumer instalment and other personal [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	197	154
Balance at beginning of period	197
Net remeasurement due to transfers into stage	9	9
Net repayments	(16)	(12)
Derecognition of financial assets (excluding disposals and write-offs)	(50)	(51)
Changes to risk, parameters, and models	1,117	770
Disposals	0	0
Write-offs	(1,496)	(1,104)
Recoveries	323	298
Foreign exchange and other adjustments	0	1
Total Allowance, including off-balance sheet instruments, at end of period	262	197
Less: Total Allowance for off-balance sheet instruments	0	0
Total Allowance for Loan Losses at end of period	262	197
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(4)	(5)
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(83)	(69)
Stage 3 [member] | Consumer instalment and other personal [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	265	206
Stage 3 [member] | Credit Card 1 [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	312	207
Balance at beginning of period	312
Net remeasurement due to transfers into stage	25	21
Net repayments	65	57
Derecognition of financial assets (excluding disposals and write-offs)	(367)	(264)
Changes to risk, parameters, and models	1,117	771
Disposals	0	0
Write-offs	1,880	1,425
Recoveries	319	288
Foreign exchange and other adjustments	2	7
Total Allowance, including off-balance sheet instruments, at end of period	378	312
Less: Total Allowance for off-balance sheet instruments	0	0
Total Allowance for Loan Losses at end of period	378	312
Stage 3 [member] | Credit Card 1 [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(36)	(26)
Stage 3 [member] | Credit Card 1 [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(81)	(58)
Stage 3 [member] | Credit Card 1 [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	902	734
Stage 3 [member] | Businesses and government [member]
IFRS Statement [Line Items]
Balance, including off-balance sheet instruments, at beginning of period	470	347
Balance at beginning of period	462
Net remeasurement due to transfers into stage	13	2
Net repayments	(77)	(100)
Derecognition of financial assets (excluding disposals and write-offs)	(297)	(398)
Changes to risk, parameters, and models	1,016	688
Disposals	(39)	0
Write-offs	600	307
Recoveries	64	46
Foreign exchange and other adjustments	(49)	(12)
Total Allowance, including off-balance sheet instruments, at end of period	853	470
Less: Total Allowance for off-balance sheet instruments	11	8
Total Allowance for Loan Losses at end of period	842	462
Stage 3 [member] | Businesses and government [member] | Transfer To Stage One [Member]
IFRS Statement [Line Items]
Transfer to Stage	(1)	(2)
Stage 3 [member] | Businesses and government [member] | Transfer To Stage Two [Member]
IFRS Statement [Line Items]
Transfer to Stage	(16)	(13)
Stage 3 [member] | Businesses and government [member] | Transfer To Stage Three [Member]
IFRS Statement [Line Items]
Transfer to Stage	$ 369	$ 219